                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 26, 1999 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.